Income Taxes (Schedule Of Per Share Distributions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income Taxes [Abstract]
Common share distribution	$ 0.800000		$ 0.800000		$ 1.080000
Ordinary income	$ 0.388128		$ 0.471792		$ 0.677940
Capital gains	$ 0.027724	[1]	$ 0.003708	[1]	$ 0.145400	[1]
Unrecaptured Sec. 1250 gain	$ 0.022784		$ 0.003708		$ 0.138168
Return of capital	$ 0.384148		$ 0.324500		$ 0.256660
Allocable to next year

[1]	Capital gains include unrecaptured Sec. 1250 gains.